S000093658 [Member] Investment Strategy - Putnam Sustainable Retirement 2070 Fund	Jul. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments
Strategy Narrative [Text Block]
The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds include funds managed by Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”), the fund’s investment manager, and funds managed by affiliated investment advisers. The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2070 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.
Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non‑fundamental and may be changed only after 60 days’ notice to shareholders. For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes. The Investment Manager may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. Through its investments in underlying funds, the fund makes use of a range of ESG‑ and sustainability- oriented investment strategies and invests across a variety of asset classes. The ESG or sustainability criteria will differ across the underlying funds. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non‑U.S. versus U.S. issuers, or the structural differences (e.g., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG‑related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.
The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the fund’s and each underlying fund’s main investment strategies and related risks?” The Investment Manager adjusts these allocations at the end of each calendar quarter based on the glide path.
Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by the Investment Manager, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of the fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.
The following table presents the fund’s projected approximate allocations to each asset class and underlying fund as of September 30, 2025. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents.
The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds (which are offered in a separate prospectus), which are designed for investors with different target retirement dates. By comparing the percentage allocations of the funds in the table, you can see how their allocations are expected to change during the one‑year period beginning on September 30, 2024. Over a five-year period, the fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how the fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2070 (your fund)	2065	2060	2055	2050	2045	2040	2035	2030	Maturity Fund
Putnam Sustainable Leaders ETF	2024	—	47.6%	46.2%	43.8%	41.2%	38.8%	35.8%	31.6%	21.0%	14.1%

	2025	47.6%	47.6%	45.8%	43.3%	40.7%	38.4%	35.2%	30.3%	18.7%	14.1%
Putnam Sustainable Future ETF	2024	—	23.8%	23.1%	21.9%	20.6%	19.4%	17.9%	15.8%	10.5%	7.1%

	2025	23.8%	23.8%	22.9%	21.7%	20.4%	19.2%	17.6%	15.2%	9.3%	7.1%
Putnam PanAgora ESG International Equity ETF	2024	—	17.8%	17.3%	16.4%	15.5%	14.4%	12.4%	9.5%	6.3%	4.2%

	2025	17.8%	17.8%	17.2%	16.2%	15.3%	14.2%	11.9%	9.1%	5.6%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2024	—	5.9%	5.8%	5.5%	5.2%	4.7%	2.7%	0.1%	0.0%	0.0%

	2025	5.9%	5.9%	5.7%	5.4%	5.1%	4.5%	2.2%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2024	—	3.2%	5.4%	8.9%	12.4%	15.4%	23.0%	33.5%	49.7%	51.7%

	2025	3.2%	3.2%	5.9%	9.6%	13.0%	16.2%	24.8%	35.4%	53.4%	51.7%
Putnam ESG High Yield ETF	2024	—	1.1%	1.8%	3.0%	4.1%	4.9%	4.8%	4.9%	6.7%	16.9%

	2025	1.1%	1.1%	2.0%	3.2%	4.3%	4.9%	4.8%	5.3%	7.1%	16.9%
Putnam ESG Ultra Short ETF	2024	—	0.5%	0.5%	0.5%	0.9%	2.4%	3.3%	4.4%	5.7%	6.0%

	2025	0.5%	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%
Total Equity**	2024	—	95%	92%	88%	83%	77%	69%	57%	38%	25%

	2025	95%	95%	92%	87%	82%	76%	67%	55%	34%	25%
Total Fixed Income**	2024	—	5%	8%	12%	17%	23%	31%	43%	62%	75%

	2025	5%	5%	8%	13%	19%	24%	33%	45%	67%	75%
* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
** Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.
The fund’s target allocations may differ from the allocations shown in the table. The Investment Manager may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although the Investment Manager generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (e.g., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. The Investment Manager may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.
It is assumed that investors will begin gradual withdrawals from the fund at or around the target date. As the target date year of the fund approaches, the fund’s target allocations will increasingly correspond closely to those of Putnam Sustainable Retirement Maturity Fund (“Maturity Fund”), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund prior to the end of the target year as determined by the Investment Manager in its discretion. More information about Maturity Fund is available in the Maturity Fund’s prospectus and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”
Information about each underlying fund’s investment strategy
Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)
Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Investment Management, LLC (“Putnam Management”), Sustainable Leaders ETF’s investment manager, believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non‑U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.
Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the fund’s and each underlying fund’s main investment strategies and related risks? beginning on page 20.
Putnam Sustainable Future ETF (“Sustainable Future ETF”)
Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management, Sustainable Future ETF’s investment manager, believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).
Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the fund’s and each underlying fund’s main investment strategies and related risks? beginning on page 20.
Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)
PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora Asset Management, Inc. (“PanAgora”), believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the fund’s and each underlying fund’s main investment strategies and related risks? beginning on page 20.
Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)
PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the fund’s and each underlying fund’s main investment strategies and related risks? beginning on page 20.
Putnam ESG Core Bond ETF (“Core Bond ETF”)
Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Franklin Advisers, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Franklin Advisers’ ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the fund’s and each underlying fund’s main investment strategies and related risks? beginning on page 20.
Putnam ESG High Yield ETF (“High Yield ETF”)
High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Franklin Advisers, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Franklin Advisers’ ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the fund’s and each underlying fund’s main investment strategies and related risks? beginning on page 20.
Putnam ESG Ultra Short ETF (“Ultra Short ETF”)
Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Franklin Advisers, Ultra Short ETF’s investment manager, believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Franklin Advisers’ ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the fund’s and each underlying fund’s main investment strategies and related risks? beginning on page 20.